Convertible Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jul. 24, 2012 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued (in shares)				545,454			283,018
Stock Issued During Period, Value, New Issues	$ 490,578	$ 1,657,807	$ 186,127	$ 6,000			$ 3,000
Proceeds from Issuance of stock, net				$ 5,800			$ 3,000
Preferred Stock, Liquidation Preference Per Share				$ 11.00	$ 11.00	$ 11.00	$ 10.60	$ 10.60	$ 10.60
Convertible Preferred Stock, Terms of Conversion				.01			.01
Annualized rate of dividend (per share)				$ 0.77			$ 0.74
Preferred Stock, Redemption Price Per Share	$ 25.00			$ 11.00			$ 10.60